Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Prepaid Expenses and Other Current Assets

Note 4

Prepaid Expenses and Other Current Assets:

The Company’s prepaid expenses and other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Vendor overpayments	$27,380	$37,445
VAT recoverable and other current assets	61,207	33,579
Convertible loan funding	-	61,956
Prepaid expenses	14,413	15,067
CEO receivable	-	13,432

Total prepaid expenses and other current assets	$103,000	$161,479

The balance of the prepaid expenses and other current assets for the years ended December 31, 2020 and 2019, consisted mainly of some vendor overpayments and value added tax (“VAT”) recoverable, that were returned to the Company during the following fiscal periods. Additionally, the Company recorded a receivable from the Chief Executive Officer (“CEO”) for using Company credit cards for personal travel expenses. Subsequent to the year ended December 31, 2019, the CEO receivable has been paid in full. The prepaid expenses and other current assets for the year ended December 31, 2019 also included funding of a convertible loan entered into on December 23, 2019, for which funding was received on January 6, 2020.